UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-22949

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Dynamic Convertible and Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville, Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Founder, Chairman and Global Chief Investment Officer Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2018

DATE OF REPORTING PERIOD: January 31, 2018

Calamos Dynamic Convertible and Income Fund
SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
CORPORATE BONDS (21.3%)
	Consumer Discretionary (4.6%)
251,000	AV Homes, Inc. 6.625%, 05/15/22	$262,605
326,000	Beverages & More, Inc.* 11.500%, 06/15/22	308,375
	CCO Holdings, LLC / CCO Holdings Capital Corp.*
623,000	5.125%, 05/01/27	608,347
130,000	5.000%, 02/01/28	125,856
535,000	Century Communities, Inc. 5.875%, 07/15/25	543,737
340,000	CRC Escrow Issuer, LLC*^ 5.250%, 10/15/25	339,408
2,326,000	Dana Financing Luxembourg Sarl* 6.500%, 06/01/26	2,524,431
	DISH DBS Corp.
754,000	5.875%, 11/15/24^	716,666
470,000	6.750%, 06/01/21	492,814
586,000	Eldorado Resorts, Inc. 6.000%, 04/01/25	613,624
930,000	ESH Hospitality, Inc.* 5.250%, 05/01/25	935,715
302,000	GameStop Corp.*µ 6.750%, 03/15/21	312,890
442,000	goeasy, Ltd.*µ 7.875%, 11/01/22	471,771
3,722,000	Goodyear Tire & Rubber Company 8.750%, 08/15/20	4,215,798
181,000	Guitar Center, Inc.* 6.500%, 04/15/19	177,256
316,000	Horizon Pharma, Inc. / Horizon Pharma USA, Inc.*^ 8.750%, 11/01/24	346,815
1,037,000	L Brands, Inc.^ 6.875%, 11/01/35	1,065,663
298,000	Lions Gate Entertainment Corp.* 5.875%, 11/01/24	317,456
326,000	M/I Homes, Inc. 5.625%, 08/01/25	332,611
656,000	Mattel, Inc.*^ 6.750%, 12/31/25	665,538
3,722,000	MGM Resorts International^ 6.750%, 10/01/20	4,011,069
1,358,000	Neiman Marcus Group Ltd., LLC*^ 8.000%, 10/15/21	866,574
312,000	Penske Automotive Group, Inc.^ 5.500%, 05/15/26	319,449
	PetSmart, Inc.*^
256,000	5.875%, 06/01/25	197,969
60,000	8.875%, 06/01/25	38,175
	Rite Aid Corp.
670,000	7.700%, 02/15/27	600,390
526,000	6.125%, 04/01/23*^	491,397
568,000	Salem Media Group, Inc.* 6.750%, 06/01/24	560,235
442,000	Sally Holdings, LLC / Sally Capital, Inc.^ 5.625%, 12/01/25	440,882
586,000	SFR Group, SA*^ 7.375%, 05/01/26	577,119
326,000	Sotheby's* 4.875%, 12/15/25	320,129
PRINCIPAL AMOUNT		VALUE
65,000	VOC Escrow, Ltd.* 5.000%, 02/15/28	$64,971
		23,865,735

	Consumer Staples (0.7%)
335,000	Albertsons Companies, LLC / Safeway, Inc. / New Albertson's, Inc. / Albertson's, LLC^ 5.750%, 03/15/25	300,241
372,000	Fresh Market, Inc.*^ 9.750%, 05/01/23	260,865
	JBS USA LUX SA / JBS USA Finance, Inc.*
1,512,000	7.250%, 06/01/21	1,545,022
326,000	8.250%, 02/01/20	327,961
	New Albertson's, Inc.
298,000	7.450%, 08/01/29^	262,706
158,000	8.000%, 05/01/31	141,558
84,000	7.750%, 06/15/26	76,362
	Pilgrim's Pride Corp.*
70,000	5.750%, 03/15/25	71,069
51,000	5.875%, 09/30/27	51,261
	Post Holdings, Inc.*
302,000	5.750%, 03/01/27	303,963
65,000	5.625%, 01/15/28^	64,922
		3,405,930

	Energy (2.1%)
316,000	Buckeye Partners, LPµ‡ 6.375%, 01/22/78 3 mo. USD LIBOR + 4.02%	322,724
512,000	Calfrac Holdings, LP* 7.500%, 12/01/20	513,920
330,000	California Resources Corp.* 8.000%, 12/15/22	278,231
	Carrizo Oil & Gas, Inc.
265,000	8.250%, 07/15/25	292,272
159,000	6.250%, 04/15/23^	164,615
330,000	Chesapeake Energy Corp.* 8.000%, 01/15/25	333,868
60,000	CONSOL Energy, Inc.* 11.000%, 11/15/25	64,641
70,000	CrownRock, LP / CrownRock Finance, Inc.* 5.625%, 10/15/25	70,924
619,000	DCP Midstream Operating, LP*‡ 5.850%, 05/21/43 3 mo. USD LIBOR + 3.85%	595,119
126,000	DCP Midstream, LP^‡ 7.375%, 02/01/30 3 mo. USD LIBOR + 5.15%	129,789
130,000	Diamond Offshore Drilling, Inc. 7.875%, 08/15/25	137,992
591,000	Energy Transfer Equity, LPµ 5.500%, 06/01/27	624,267
698,000	Energy Transfer Partners, LPµ‡ 4.791%, 11/01/66 3 mo. USD LIBOR + 3.02%	626,019
	Genesis Energy, LP / Genesis Energy Finance Corp.
326,000	6.500%, 10/01/25^	332,409
326,000	6.250%, 05/15/26	325,932
474,000	Gulfport Energy Corp. 6.375%, 05/15/25	482,082

See accompanying Notes to Schedule of Investments

Calamos Dynamic Convertible and Income Fund
SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
609,000	Halcon Resources Corp. 6.750%, 02/15/25	$644,018
135,000	Lonestar Resources America, Inc.* 11.250%, 01/01/23	140,630
191,000	Moss Creek Resources Holdings, Inc.* 7.500%, 01/15/26	198,868
33,000	Nabors Industries, Inc.*^ 5.750%, 02/01/25	32,498
312,000	Par Petroleum, LLC / Petroleum Finance Corp.* 7.750%, 12/15/25	313,423
321,000	PDC Energy, Inc.* 5.750%, 05/15/26	328,399
316,000	Plains All American Pipeline, LP^‡ 6.125%, 02/01/30 3 mo. USD LIBOR + 4.11%	318,402
326,000	QEP Resources, Inc.^µ 5.625%, 03/01/26	334,173
605,000	SESI, LLC*^ 7.750%, 09/15/24	651,706
140,000	SM Energy Company^ 6.750%, 09/15/26	146,248
270,000	Southwestern Energy Company^ 7.500%, 04/01/26	283,001
209,000	Sunoco, LP / Sunoco Finance Corp.*^ 5.500%, 02/15/26	213,353
312,000	Transocean, Inc.* 7.500%, 01/15/26	325,126
326,000	Vine Oil & Gas, LP / Vine Oil & Gas Finance Corp.* 8.750%, 04/15/23	328,284
595,000	Weatherford International, Ltd.^ 8.250%, 06/15/23	630,575
312,000	Whiting Petroleum Corp.*^ 6.625%, 01/15/26	319,293
391,000	WildHorse Resource Development Corp. 6.875%, 02/01/25	405,750
		10,908,551

	Financials (2.6%)
633,000	Acrisure, LLC / Acrisure Finance, Inc.* 7.000%, 11/15/25	631,728
861,000	Ally Financial, Inc. 8.000%, 11/01/31	1,099,630
577,000	Ardonagh Midco 3, PLC* 8.625%, 07/15/23	601,996
535,000	AssuredPartners, Inc.*^ 7.000%, 08/15/25	550,691
623,000	Charles Schwab Corp.^‡ 5.000%, 02/01/30 3 mo. USD LIBOR + 2.58%	616,577
65,000	Citadel, LP*µ 5.375%, 01/17/23	67,426
395,000	CyrusOne, LP / CyrusOne Finance Corp.µ 5.375%, 03/15/27	411,383
568,000	Dell International, LLC / EMC Corp.*µ 6.020%, 06/15/26	621,946
PRINCIPAL AMOUNT		VALUE
326,000	Discover Financial Servicesµ‡ 5.500%, 02/01/30 3 mo. USD LIBOR + 3.08%	$331,570
130,000	Greystar Real Estate Partners, LLC* 5.750%, 12/01/25	134,259
251,000	HUB International, Ltd.* 7.875%, 10/01/21	261,197
488,000	ILFC E-Capital Trust II*‡ 4.620%, 12/21/65 3 mo. USD LIBOR + 1.80%	479,460
377,000	Iron Mountain, Inc.*µ 5.250%, 03/15/28	366,350
1,070,000	Jefferies Finance, LLC*^ 7.250%, 08/15/24	1,112,206
302,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.*µ 5.250%, 10/01/25	302,766
251,000	Level 3 Financing, Inc. 5.375%, 05/01/25	251,848
330,000	LPL Holdings, Inc.* 5.750%, 09/15/25	336,994
451,000	MetLife, Inc.µ 6.400%, 12/15/66	515,642
595,000	Nationstar Mortgage, LLC / Nationstar Capital Corp. 6.500%, 07/01/21	603,285
581,000	Navient Corp.^ 6.750%, 06/25/25	609,620
270,000	NexBank Capital, Inc.*‡& 6.375%, 09/30/27 3 mo. USD LIBOR + 4.59%	273,685
372,000	Oil Insurance, Ltd.*‡ 4.677%, 03/05/18 3 mo. USD LIBOR + 2.98%	361,934
898,000	Quicken Loans, Inc.*µ 5.750%, 05/01/25	918,084
135,000	Radian Group, Inc.µ 4.500%, 10/01/24	136,046
	Springleaf Finance Corp.
474,000	8.250%, 10/01/23	524,934
56,000	5.625%, 03/15/23	56,170
167,000	Towne Bank‡ 4.500%, 07/30/27 3 mo. USD LIBOR + 2.55%	170,108
637,000	Tronox Finance, PLC* 5.750%, 10/01/25	654,040
233,000	VEREIT Operating Partnership, LPµ 3.950%, 08/15/27	225,872
		13,227,447

	Health Care (3.5%)
590,000	Acadia Healthcare Company, Inc. 6.500%, 03/01/24	618,762
	Community Health Systems, Inc.^
1,116,000	7.125%, 07/15/20	976,751
302,000	6.875%, 02/01/22	215,175
135,000	8.000%, 11/15/19	126,679
954,000	DaVita, Inc. 5.125%, 07/15/24	962,085
5,489,000	Endo International, PLC* 7.250%, 01/15/22	4,805,949
609,000	Greatbatch, Ltd.* 9.125%, 11/01/23	663,240

See accompanying Notes to Schedule of Investments

Dynamic Convertible and Income Fund
SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	HCA, Inc.
2,265,000	5.375%, 02/01/25	$2,318,352
279,000	7.500%, 11/06/33	311,240
340,000	Magellan Health, Inc.µ 4.400%, 09/22/24	340,219
535,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC*^ 5.625%, 10/15/23	458,201
60,000	Team Health Holdings, Inc.*^ 6.375%, 02/01/25	56,044
	Tenet Healthcare Corp.^
907,000	6.750%, 06/15/23	895,921
628,000	5.125%, 05/01/25*	627,152
619,000	Teva Pharmaceutical Finance Company, BV^ 2.950%, 12/18/22	565,280
460,000	Teva Pharmaceutical Finance IV, BV^ 3.650%, 11/10/21	445,770
130,000	Teva Pharmaceutical Finance IV, LLC^ 2.250%, 03/18/20	126,384
335,000	Teva Pharmaceutical Finance Netherlands III, BV^ 2.200%, 07/21/21	312,391
	Valeant Pharmaceuticals International, Inc.*
2,442,000	7.250%, 07/15/22	2,427,287
633,000	9.000%, 12/15/25^	651,971
391,000	West Street Merger Sub, Inc.*^ 6.375%, 09/01/25	396,228
		18,301,081

	Industrials (2.5%)
395,000	Allison Transmission, Inc.*µ 4.750%, 10/01/27	394,137
130,000	American Woodmark Corp.* 4.875%, 03/15/26	130,487
349,000	ARD Securities Finance SARL*
	8.750%, 01/31/23
	8.750% PIK rate	361,089
326,000	Beacon Escrow Corp.* 4.875%, 11/01/25	325,218
316,000	Bombardier, Inc.* 7.500%, 12/01/24	332,693
214,000	Catalent Pharma Solutions, Inc.* 4.875%, 01/15/26	214,205
228,000	Covanta Holding Corp.^ 5.875%, 03/01/24	233,661
344,000	Delphi Technologies, PLC* 5.000%, 10/01/25	343,821
344,000	Fly Leasing, Ltd.^ 5.250%, 10/15/24	345,834
65,000	FXI Holdings, Inc.* 7.875%, 11/01/24	64,943
982,000	Golden Nugget, Inc.* 6.750%, 10/15/24	1,016,449
284,000	Great Lakes Dredge & Dock Corp. 8.000%, 05/15/22	299,116
470,000	H&E Equipment Services, Inc.* 5.625%, 09/01/25	488,055
65,000	Hertz Corp.*^ 7.625%, 06/01/22	68,074
	Icahn Enterprises, LPµ
326,000	6.375%, 12/15/25*	332,101
324,000	6.750%, 02/01/24	337,521
PRINCIPAL AMOUNT		VALUE
186,000	James Hardie International Finance, Ltd.*^ 4.750%, 01/15/25	$188,546
326,000	Jeld-Wen, Inc.* 4.625%, 12/15/25	326,676
177,000	JPW Industries Holding Corp.* 9.000%, 10/01/24	186,234
502,000	Meritor, Inc. 6.250%, 02/15/24	527,717
70,000	Multi-Color Corp.* 4.875%, 11/01/25	70,324
447,000	Navistar International Corp.* 6.625%, 11/01/25	469,287
	Park Aerospace Holdings, Ltd.*^
261,000	5.500%, 02/15/24	258,736
200,000	4.500%, 03/15/23µ	192,904
381,000	Park-Ohio Industries, Inc. 6.625%, 04/15/27	409,072
288,000	Scientific Games International, Inc.*^ 5.000%, 10/15/25	288,865
195,000	Tennant Company* 5.625%, 05/01/25	203,767
33,000	Trident Merger Sub, Inc.* 6.625%, 11/01/25	33,288
65,000	TriMas Corp.* 4.875%, 10/15/25	65,705
	United Continental Holdings, Inc.
3,722,000	6.375%, 06/01/18	3,767,390
205,000	4.250%, 10/01/22µ	206,376
502,000	United Rentals North America, Inc.µ 4.875%, 01/15/28	502,432
163,000	Waste Pro USA, Inc.* 5.500%, 02/15/26	166,018
		13,150,741

	Information Technology (1.3%)
2,026,000	Alliance Data Systems Corp.* 6.375%, 04/01/20	2,039,331
358,000	Cardtronics, Inc.* 5.500%, 05/01/25	334,082
307,000	CBS Radio, Inc.* 7.250%, 11/01/24	322,846
326,000	CDK Global, Inc.*µ 4.875%, 06/01/27	327,495
498,000	Clear Channel Worldwide Holdings, Inc.^ 7.625%, 03/15/20	492,524
488,000	CommScope Technologies, LLC* 6.000%, 06/15/25	514,833
1,396,000	First Data Corp. - Class A*^ 7.000%, 12/01/23	1,474,294
321,000	Harland Clarke Holdings Corp.* 8.375%, 08/15/22	334,830
279,000	Nuance Communications, Inc.µ 5.625%, 12/15/26	289,172
344,000	TTM Technologies, Inc.* 5.625%, 10/01/25	354,193
284,000	VFH Parent, LLC*^ 6.750%, 06/15/22	298,802
		6,782,402

	Materials (1.3%)
527,000	AK Steel Corp.^ 6.375%, 10/15/25	522,863

See accompanying Notes to Schedule of Investments

Calamos Dynamic Convertible and Income Fund
SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
465,000	Alcoa Nederland Holding, BV*µ 7.000%, 09/30/26	$515,780
944,000	ArcelorMittal, SAµ 7.500%, 10/15/39	1,219,530
1,000,000	Ardagh Packaging Finance, PLC / Ardagh Holdings USA, Inc.* 6.000%, 02/15/25	1,035,565
256,000	First Quantum Minerals, Ltd.* 7.250%, 04/01/23	271,736
1,242,000	Freeport-McMoRan, Inc.^ 4.550%, 11/14/24	1,261,996
186,000	Kinross Gold Corp.*µ 4.500%, 07/15/27	187,618
856,000	PBF Holding Company, LLC / PBF Finance Corp. 7.250%, 06/15/25	904,360
619,000	United States Steel Corp.^ 6.875%, 08/15/25	650,226
33,000	Warrior Met Coal, Inc.* 8.000%, 11/01/24	34,792
		6,604,466

	Real Estate (0.2%)
14,000	Crescent Communities, LLC/Crescent Ventures, Inc.* 8.875%, 10/15/21	14,905
586,000	MPT Operating Partnership, LP / MPT Finance Corp.µ 5.000%, 10/15/27	582,021
321,000	Starwood Property Trust, Inc.*µ 4.750%, 03/15/25	318,156
		915,082

	Telecommunication Services (2.1%)
242,000	Altice Financing, SA*^ 7.500%, 05/15/26	251,853
	Altice Luxembourg, SA*
186,000	7.750%, 05/15/22	178,560
186,000	7.625%, 02/15/25^	170,929
372,000	Altice US Finance I Corp.*^µ 5.500%, 05/15/26	380,751
9,000	Block Communications, Inc.* 6.875%, 02/15/25	9,404
335,000	CB Escrow Corp.*^ 8.000%, 10/15/25	338,151
1,214,000	CSC Holdings, LLC*^µ 5.500%, 04/15/27	1,231,560
1,263,000	Embarq Corp.µ 7.995%, 06/01/36	1,229,714
	Frontier Communications Corp.
442,000	9.000%, 08/15/31^	289,011
302,000	8.500%, 04/15/20	295,419
293,000	Hughes Satellite Systems Corp. 6.625%, 08/01/26	310,561
	Intelsat Jackson Holdings, SA
540,000	9.750%, 07/15/25*^	498,312
386,000	7.500%, 04/01/21^	329,976
237,000	8.000%, 02/15/24*	249,157
316,000	Qwest Corp.^ 6.875%, 09/15/33	308,495
144,000	SBA Communications Corp.*^ 4.000%, 10/01/22	142,259
	Sprint Corp.
1,605,000	7.875%, 09/15/23^	1,699,575
758,000	7.125%, 06/15/24	769,438
PRINCIPAL AMOUNT		VALUE
	T-Mobile USA, Inc.
721,000	6.625%, 04/01/23µ	$749,588
191,000	4.750%, 02/01/28^	191,846
586,000	United States Cellular Corp.µ 6.700%, 12/15/33	620,551
	Windstream Services, LLC
397,000	8.625%, 10/31/25*	371,435
216,000	7.750%, 10/01/21^	163,459
40,000	7.750%, 10/15/20^	34,327
		10,814,331

	Utilities (0.4%)
530,000	Dynegy, Inc.*^ 8.125%, 01/30/26	584,627
	NGPL PipeCo, LLC*µ
140,000	4.875%, 08/15/27	143,715
140,000	4.375%, 08/15/22	142,056
	NRG Energy, Inc.
359,000	5.750%, 01/15/28*^	359,869
326,000	6.625%, 01/15/27	345,547
265,000	PPL Capital Funding, Inc.^‡ 4.358%, 03/30/67 3 mo. USD LIBOR + 2.67%	263,496
186,000	Talen Energy Supply, LLC*^ 10.500%, 01/15/26	187,809
326,000	TerraForm Power Operating, LLC* 5.000%, 01/31/28	321,601
		2,348,720

	TOTAL CORPORATE BONDS (Cost $111,168,300)	110,324,48

CONVERTIBLE BONDS (95.7%)
	Consumer Discretionary (16.1%)
2,000,000	Ctrip.com International, Ltd. 1.000%, 07/01/20	2,143,880
	DISH Network Corp.
6,000,000	2.375%, 03/15/24*	5,625,540
5,500,000	3.375%, 08/15/26^	5,827,250
4,746,000	Liberty Expedia Holdings, Inc.*^ 1.000%, 06/30/47	4,814,508
	Liberty Interactive, LLC
5,498,000	1.750%, 09/30/46*	6,793,769
833,790	4.000%, 11/15/29^	590,811
825,000	3.750%, 02/15/30	578,238
	Liberty Media Corp.
5,825,000	1.375%, 10/15/23	7,246,737
3,400,000	2.250%, 09/30/46^	3,584,790
3,500,000	Liberty Media Corp. / Liberty Formula One* 1.000%, 01/30/23	4,118,502
3,000,000	Marriott Vacations Worldwide Corp.* 1.500%, 09/15/22	3,543,615
7,000,000	Priceline Group, Inc. 0.350%, 06/15/20	10,428,250
3,000,000	RH* 0.000%, 07/15/20	3,054,225
19,950,000	Tesla, Inc. 1.250%, 03/01/21	22,950,979
1,750,000	Wayfair, Inc.* 0.375%, 09/01/22	1,945,169
		83,246,263

See accompanying Notes to Schedule of Investments

Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE
		Energy (4.2%)
6,750,000		Nabors Industries, Inc.*^ 0.750%, 01/15/24	$5,433,244
3,371,000		Oil States International, Inc.*^ 1.500%, 02/15/23	3,455,983
4,850,000		PDC Energy, Inc. 1.125%, 09/15/21	4,870,855
4,700,000		SM Energy Company^ 1.500%, 07/01/21	4,793,976
9,600,000		SunEdison, Inc.@ 0.250%, 01/15/20	192,000
2,750,000		Weatherford International, Ltd.^ 5.875%, 07/01/21	2,877,848
			21,623,906

		Financials (7.6%)
7,500,000		Ares Capital Corp.^µ 4.375%, 01/15/19	7,592,287
1,500,000		Blackstone Mortgage Trust, Inc. 4.375%, 05/05/22	1,482,030
2,000,000		Colony NorthStar, Inc. 3.875%, 01/15/21	1,950,360
3,540,000	CAD	Element Fleet Management Corp.* 4.250%, 06/30/20	2,825,870
2,982,000		IAC FinanceCo, Inc.*^ 0.875%, 10/01/22	3,382,199
12,500,000		JPMorgan Chase Financial Company 0.000%, 05/01/23	12,531,250
2,900,000		MGIC Investment Corp.* 9.000%, 04/01/63	3,922,859
2,000,000		Prospect Capital Corp.^ 4.750%, 04/15/20	2,020,730
3,450,000		TCP Capital Corp. 4.625%, 03/01/22	3,531,593
			39,239,178

		Health Care (13.7%)
		BioMarin Pharmaceutical, Inc.^µ
3,400,000		1.500%, 10/15/20	3,981,995
2,900,000		0.750%, 10/15/18	3,088,341
2,400,000		Flexion Therapeutics, Inc.* 3.375%, 05/01/24	2,702,640
2,750,000		Illumina, Inc. 0.000%, 06/15/19	3,022,333
		Innoviva, Inc.
3,250,000		2.125%, 01/15/23	3,223,984
1,108,000		2.500%, 08/15/25*	1,202,800
1,500,000		Insmed, Inc. 1.750%, 01/15/25	1,428,338
6,000,000		Insulet Corp.* 1.375%, 11/15/24	6,373,020
2,500,000		Ionis Pharmaceuticals, Inc. 1.000%, 11/15/21	2,680,275
2,555,000		Ironwood Pharmaceuticals, Inc. 2.250%, 06/15/22	2,945,941
4,500,000		Jazz Investments I, Ltd.^ 1.875%, 08/15/21	4,666,657
1,500,000		Medicines Company 2.750%, 07/15/23	1,468,358
5,250,000		Medidata Solutions, Inc. 1.000%, 08/01/18	6,354,101
2,750,000		Molina Healthcare, Inc. 1.625%, 08/15/44	4,444,687
PRINCIPAL AMOUNT		VALUE
1,750,000	Neurocrine Biosciences, Inc.*^ 2.250%, 05/15/24	$2,366,525
2,750,000	Nevro Corp. 1.750%, 06/01/21	3,075,504
4,550,000	NuVasive, Inc. 2.250%, 03/15/21	4,875,439
6,750,000	Pacira Pharmaceuticals, Inc.*^ 2.375%, 04/01/22	6,547,297
3,000,000	Sarepta Therapeutics, Inc.*^ 1.500%, 11/15/24	3,454,905
2,750,000	Teladoc, Inc.* 3.000%, 12/15/22	3,187,167
		71,090,307

	Industrials (8.4%)
2,500,000	Air Lease Corp.µ 3.875%, 12/01/18	4,199,962
3,500,000	Air Transport Services Group, Inc.*µ 1.125%, 10/15/24	3,689,368
3,300,000	Atlas Air Worldwide Holdings, Inc.^ 2.250%, 06/01/22	3,710,075
4,500,000	Dycom Industries, Inc.^ 0.750%, 09/15/21	6,016,297
3,000,000	Echo Global Logistics, Inc.^ 2.500%, 05/01/20	3,161,565
	Greenbrier Companies, Inc.
3,500,000	2.875%, 02/01/24*^	4,039,438
1,750,000	3.500%, 04/01/18	2,484,414
2,250,000	Kaman Corp.* 3.250%, 05/01/24	2,601,821
2,750,000	Meritor, Inc.*^ 3.250%, 10/15/37	3,039,823
1,711,000	Patrick Industries, Inc.* 1.000%, 02/01/23	1,726,929
3,500,000	Trinity Industries, Inc. 3.875%, 06/01/36	5,105,222
3,400,000	Tutor Perini Corp. 2.875%, 06/15/21	3,712,885
		43,487,799

	Information Technology (41.8%)
2,000,000	Advanced Micro Devices, Inc.µ 2.125%, 09/01/26	3,749,210
5,250,000	Altaba, Inc.µ 0.000%, 12/01/18	7,921,305
5,100,000	Blackhawk Network Holdings, Inc.^µ 1.500%, 01/15/22	5,697,261
4,435,000	Citrix Systems, Inc.^ 0.500%, 04/15/19	5,904,315
2,942,000	Coupa Software, Inc.* 0.375%, 01/15/23	3,207,589
	Cypress Semiconductor Corp.
1,550,000	4.500%, 01/15/22	2,203,736
914,000	2.000%, 02/01/23*	991,014
1,481,000	Envestnet, Inc. 1.750%, 12/15/19	1,586,788
2,333,000	Everbridge, Inc. 1.500%, 11/01/22	2,723,498
3,976,000	Finisar Corp.^ 0.500%, 12/15/36	3,633,845
4,850,000	II-VI, Inc.* 0.250%, 09/01/22	5,473,007

See accompanying Notes to Schedule of Investments

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
7,175,000	Inphi Corp.^ 0.750%, 09/01/21	$6,691,907
5,900,000	Intel Corp.^~ 3.250%, 08/01/39	13,634,605
2,500,000	Knowles Corp. 3.250%, 11/01/21	2,799,938
7,000,000	Lumentum Holdings, Inc.*^ 0.250%, 03/15/24	7,486,640
12,000,000	Microchip Technology, Inc.*~ 1.625%, 02/15/27	14,655,960
9,000,000	Micron Technology, Inc.~ 3.000%, 11/15/43	13,694,940
3,500,000	Nice Systems, Inc.^ 1.250%, 01/15/24	4,274,357
2,169,000	Novellus Systems, Inc.~ 2.625%, 05/15/41	12,397,288
3,151,000	Nutanix, Inc.* 0.000%, 01/15/23	3,070,791
	ON Semiconductor Corp.
6,010,000	1.000%, 12/01/20	8,589,101
3,500,000	1.625%, 10/15/23*^	4,789,925
3,500,000	OSI Systems, Inc.* 1.250%, 09/01/22	3,245,603
875,000	Palo Alto Networks, Inc. 0.000%, 07/01/19	1,277,588
4,750,000	Proofpoint, Inc.^ 0.750%, 06/15/20	6,463,990
3,150,000	Quotient Technology, Inc.* 1.750%, 12/01/22	3,090,938
4,750,000	RealPage, Inc.*^ 1.500%, 11/15/22	6,277,576
2,625,000	Red Hat, Inc. 0.250%, 10/01/19	4,709,762
3,275,000	Rovi Corp. 0.500%, 03/01/20	3,114,836
7,700,000	Salesforce.com, Inc. 0.250%, 04/01/18	13,174,045
5,500,000	Servicenow, Inc.*^ 0.000%, 06/01/22	6,736,785
3,500,000	Silicon Laboratories, Inc.* 1.375%, 03/01/22	4,202,117
2,482,000	Synaptics, Inc.*^ 0.500%, 06/15/22	2,352,253
2,175,000	Teradyne, Inc. 1.250%, 12/15/23	3,323,465
3,500,000	Veeco Instruments, Inc. 2.700%, 01/15/23	3,140,988
3,500,000	Viavi Solutions, Inc.* 1.000%, 03/01/24	3,418,485
3,000,000	Weibo Corp.*^ 1.250%, 11/15/22	3,641,370
12,250,000	Workday, Inc.*^ 0.250%, 10/01/22	12,813,684
		216,160,505

	Materials (1.4%)
3,000,000	Royal Gold, Inc.^ 2.875%, 06/15/19	3,238,695
3,200,000	RTI International Metals, Inc.^ 1.625%, 10/15/19	3,776,592
		7,015,287

	Real Estate (1.9%)
1,500,000	Empire State Realty OP, LP* 2.625%, 08/15/19	1,619,392

PRINCIPAL AMOUNT		VALUE
4,200,000	IH Merger Sub, LLC* 3.500%, 01/15/22	$4,730,040
3,400,000	Starwood Property Trust, Inc.^ 4.375%, 04/01/23	3,423,052
		9,772,484

	Utilities (0.6%)
3,400,000	NRG Yield, Inc.* 3.250%, 06/01/20	3,378,087

	TOTAL CONVERTIBLE BONDS (Cost $478,668,473)	495,013,816

U.S. GOVERNMENT AND AGENCY SECURITIES (1.1%)
5,582,000	United States Treasury Note^ 1.875%, 05/31/22 (Cost $5,531,243)	5,448,092

BANK LOANS (0.5%)
	Consumer Discretionary (0.1%)
700,000	Weight Watchers International, Inc. 6.426%, 11/29/24	710,717

	Financials (0.1%)
335,000	GLP Financing, LLC 3.520%, 04/28/21	334,583

	Health Care (0.1%)
415,000	Team Health Holdings, Inc. ! 0.000%, 02/06/24	408,256

	Industrials (0.1%)
335,000	TransDigm, Inc. !	338,281

	Telecommunication Services (0.1%)
50,000	CSC Holdings, LLC ! 0.000%, 01/25/26	50,438
340,000	Intelsat Jackson Holdings, SA 6.625%, 01/14/24	342,763
339,148	New Media Holdings II, LLC !	342,963
		736,164
	TOTAL BANK LOANS (Cost $2,510,712)	2,528,001

SYNTHETIC CONVERTIBLE SECURITIES (2.0%) ¤

Corporate Bonds (1.6%)

	Consumer Discretionary (0.3%)
19,000	AV Homes, Inc. 6.625%, 05/15/22	19,879
24,000	Beverages & More, Inc.* 11.500%, 06/15/22	22,702
	CCO Holdings, LLC / CCO Holdings Capital Corp.*
47,000	5.125%, 05/01/27	45,895
10,000	5.000%, 02/01/28	9,681
40,000	Century Communities, Inc. 5.875%, 07/15/25	40,653

See accompanying Notes to Schedule of Investments

Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
25,000	CRC Escrow Issuer, LLC*^ 5.250%, 10/15/25	$24,957
174,000	Dana Financing Luxembourg Sarl* 6.500%, 06/01/26	188,844
	DISH DBS Corp.
56,000	5.875%, 11/15/24^	53,227
35,000	6.750%, 06/01/21	36,699
44,000	Eldorado Resorts, Inc. 6.000%, 04/01/25	46,074
70,000	ESH Hospitality, Inc.* 5.250%, 05/01/25	70,430
23,000	GameStop Corp.*µ 6.750%, 03/15/21	23,829
33,000	goeasy, Ltd.*µ 7.875%, 11/01/22	35,223
278,000	Goodyear Tire & Rubber Company 8.750%, 08/15/20	314,882
14,000	Guitar Center, Inc.* 6.500%, 04/15/19	13,710
24,000	Horizon Pharma, Inc. / Horizon Pharma USA, Inc.*^ 8.750%, 11/01/24	26,340
78,000	L Brands, Inc.^ 6.875%, 11/01/35	80,156
22,000	Lions Gate Entertainment Corp.* 5.875%, 11/01/24	23,436
24,000	M/I Homes, Inc. 5.625%, 08/01/25	24,487
49,000	Mattel, Inc.*^ 6.750%, 12/31/25	49,713
278,000	MGM Resorts International^ 6.750%, 10/01/20	299,591
102,000	Neiman Marcus Group Ltd., LLC*^ 8.000%, 10/15/21	65,089
23,000	Penske Automotive Group, Inc.^ 5.500%, 05/15/26	23,549
	PetSmart, Inc.*^
19,000	5.875%, 06/01/25	14,693
5,000	8.875%, 06/01/25	3,181
	Rite Aid Corp.
50,000	7.700%, 02/15/27	44,805
39,000	6.125%, 04/01/23*^	36,434
42,000	Salem Media Group, Inc.* 6.750%, 06/01/24	41,426
33,000	Sally Holdings, LLC / Sally Capital, Inc.^ 5.625%, 12/01/25	32,917
44,000	SFR Group, SA*^ 7.375%, 05/01/26	43,333
24,000	Sotheby’s* 4.875%, 12/15/25	23,568
5,000	VOC Escrow, Ltd.* 5.000%, 02/15/28	4,998
		1,784,401

	Consumer Staples (0.0%)
25,000	Albertsons Companies, LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertson’s, LLC^ 5.750%, 03/15/25	22,406
28,000	Fresh Market, Inc.*^ 9.750%, 05/01/23	19,635
	JBS USA LUX SA / JBS USA Finance, Inc.*
113,000	7.250%, 06/01/21	115,468

PRINCIPAL AMOUNT		VALUE
24,000	8.250%, 02/01/20	$24,144
	New Albertson’s, Inc.
22,000	7.450%, 08/01/29^	19,394
12,000	8.000%, 05/01/31	10,751
6,000	7.750%, 06/15/26	5,455
	Pilgrim’s Pride Corp.*
5,000	5.750%, 03/15/25	5,076
4,000	5.875%, 09/30/27	4,021
	Post Holdings, Inc.*
23,000	5.750%, 03/01/27	23,150
5,000	5.625%, 01/15/28^	4,994
		254,494

	Energy (0.2%)
24,000	Buckeye Partners, LPµ‡ 6.375%, 01/22/78 3 mo. USD LIBOR + 4.02%	24,511
38,000	Calfrac Holdings, LP* 7.500%, 12/01/20	38,142
25,000	California Resources Corp.* 8.000%, 12/15/22	21,078
	Carrizo Oil & Gas, Inc.
20,000	8.250%, 07/15/25	22,058
12,000	6.250%, 04/15/23^	12,424
25,000	Chesapeake Energy Corp.* 8.000%, 01/15/25	25,293
5,000	CONSOL Energy, Inc.* 11.000%, 11/15/25	5,387
5,000	CrownRock, LP / CrownRock Finance, Inc.* 5.625%, 10/15/25	5,066
46,000	DCP Midstream Operating, LP*‡ 5.850%, 05/21/43 3 mo. USD LIBOR + 3.85%	44,225
9,000	DCP Midstream, LP^‡ 7.375%, 02/01/30 3 mo. USD LIBOR + 5.15%	9,271
10,000	Diamond Offshore Drilling, Inc. 7.875%, 08/15/25	10,615
44,000	Energy Transfer Equity, LPµ 5.500%, 06/01/27	46,477
52,000	Energy Transfer Partners, LPµ‡ 4.791%, 11/01/66 3 mo. USD LIBOR + 3.02%	46,637
	Genesis Energy, LP / Genesis Energy Finance Corp.
24,000	6.500%, 10/01/25^	24,472
24,000	6.250%, 05/15/26	23,995
36,000	Gulfport Energy Corp. 6.375%, 05/15/25	36,614
46,000	Halcon Resources Corp. 6.750%, 02/15/25	48,645
10,000	Lonestar Resources America, Inc.* 11.250%, 01/01/23	10,417
14,000	Moss Creek Resources Holdings, Inc.* 7.500%, 01/15/26	14,577
2,000	Nabors Industries, Inc.*^ 5.750%, 02/01/25	1,970
23,000	Par Petroleum, LLC / Petroleum Finance Corp.* 7.750%, 12/15/25	23,105
24,000	PDC Energy, Inc.* 5.750%, 05/15/26	24,553

See accompanying Notes to Schedule of Investments

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
24,000	Plains All American Pipeline, LP^‡ 6.125%, 02/01/30 3 mo. USD LIBOR + 4.11%	$24,182
24,000	QEP Resources, Inc.^µ 5.625%, 03/01/26	24,602
45,000	SESI, LLC*^ 7.750%, 09/15/24	48,474
10,000	SM Energy Company^ 6.750%, 09/15/26	10,446
20,000	Southwestern Energy Company^ 7.500%, 04/01/26	20,963
16,000	Sunoco, LP / Sunoco Finance Corp.*^ 5.500%, 02/15/26	16,333
23,000	Transocean, Inc.* 7.500%, 01/15/26	23,968
24,000	Vine Oil & Gas, LP / Vine Oil & Gas Finance Corp.* 8.750%, 04/15/23	24,168
45,000	Weatherford International, Ltd.^ 8.250%, 06/15/23	47,690
23,000	Whiting Petroleum Corp.*^ 6.625%, 01/15/26	23,538
29,000	WildHorse Resource Development Corp.
	6.875%, 02/01/25	30,094
		813,990

	Financials (0.2%)
47,000	Acrisure, LLC / Acrisure Finance, Inc.* 7.000%, 11/15/25	46,906
64,000	Ally Financial, Inc. 8.000%, 11/01/31	81,738
43,000	Ardonagh Midco 3, PLC* 8.625%, 07/15/23	44,863
40,000	AssuredPartners, Inc.*^ 7.000%, 08/15/25	41,173
47,000	Charles Schwab Corp.^‡ 5.000%, 02/01/30 3 mo. USD LIBOR + 2.58%	46,515
5,000	Citadel, LP*µ 5.375%, 01/17/23	5,187
30,000	CyrusOne, LP / CyrusOne Finance Corp.µ 5.375%, 03/15/27	31,244
42,000	Dell International, LLC / EMC Corp.*µ 6.020%, 06/15/26	45,989
24,000	Discover Financial Servicesµ‡ 5.500%, 02/01/30 3 mo. USD LIBOR + 3.08%	24,410
10,000	Greystar Real Estate Partners, LLC* 5.750%, 12/01/25	10,328
19,000	HUB International, Ltd.* 7.875%, 10/01/21	19,772
37,000	ILFC E-Capital Trust II*‡ 4.620%, 12/21/65 3 mo. USD LIBOR + 1.80%	36,353
28,000	Iron Mountain, Inc.*µ 5.250%, 03/15/28	27,209
80,000	Jefferies Finance, LLC*^ 7.250%, 08/15/24	83,156
PRINCIPAL AMOUNT		VALUE
23,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.*µ 5.250%, 10/01/25	$23,058
19,000	Level 3 Financing, Inc. 5.375%, 05/01/25	19,064
25,000	LPL Holdings, Inc.* 5.750%, 09/15/25	25,530
34,000	MetLife, Inc.µ 6.400%, 12/15/66	38,873
45,000	Nationstar Mortgage, LLC / Nationstar Capital Corp. 6.500%, 07/01/21	45,627
44,000	Navient Corp.^ 6.750%, 06/25/25	46,167
20,000	NexBank Capital, Inc.*‡& 6.375%, 09/30/27 3 mo. USD LIBOR + 4.59%	20,273
28,000	Oil Insurance, Ltd.*‡ 4.677%, 03/05/18 3 mo. USD LIBOR + 2.98%	27,242
67,000	Quicken Loans, Inc.*µ 5.750%, 05/01/25	68,498
10,000	Radian Group, Inc.µ 4.500%, 10/01/24	10,077
	Springleaf Finance Corp.
35,000	8.250%, 10/01/23	38,761
4,000	5.625%, 03/15/23	4,012
13,000	Towne Bank‡ 4.500%, 07/30/27 3 mo. USD LIBOR + 2.55%	13,242
48,000	Tronox Finance, PLC* 5.750%, 10/01/25	49,284
17,000	VEREIT Operating Partnership, LPµ 3.950%, 08/15/27	16,480
		991,031

	Health Care (0.3%)
44,000	Acadia Healthcare Company, Inc. 6.500%, 03/01/24	46,145
	Community Health Systems, Inc.^
84,000	7.125%, 07/15/20	73,519
23,000	6.875%, 02/01/22	16,387
10,000	8.000%, 11/15/19	9,384
71,000	DaVita, Inc. 5.125%, 07/15/24	71,602
411,000	Endo International, PLC* 7.250%, 01/15/22	359,855
46,000	Greatbatch, Ltd.* 9.125%, 11/01/23	50,097
	HCA, Inc.
170,000	5.375%, 02/01/25	174,004
21,000	7.500%, 11/06/33	23,427
25,000	Magellan Health, Inc.µ 4.400%, 09/22/24	25,016
40,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC*^ 5.625%, 10/15/23	34,258
5,000	Team Health Holdings, Inc.*^ 6.375%, 02/01/25	4,670
	Tenet Healthcare Corp.^
68,000	6.750%, 06/15/23	67,169
47,000	5.125%, 05/01/25*	46,937

See accompanying Notes to Schedule of Investments

Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
46,000	Teva Pharmaceutical Finance Company, BV^ 2.950%, 12/18/22	$42,008
34,000	Teva Pharmaceutical Finance IV, BV^ 3.650%, 11/10/21	32,948
10,000	Teva Pharmaceutical Finance IV, LLC^ 2.250%, 03/18/20	9,722
25,000	Teva Pharmaceutical Finance Netherlands III, BV^ 2.200%, 07/21/21	23,313
	Valeant Pharmaceuticals International, Inc.*
183,000	7.250%, 07/15/22	181,897
47,000	9.000%, 12/15/25^	48,409
29,000	West Street Merger Sub, Inc.*^ 6.375%, 09/01/25	29,388
		1,370,155

	Industrials (0.2%)
30,000	Allison Transmission, Inc.*µ 4.750%, 10/01/27	29,934
10,000	American Woodmark Corp. 4.875%, 03/15/26	10,038
26,000	ARD Securities Finance SARL* 8.750%, 01/31/23 8.750% PIK rate	26,901
24,000	Beacon Escrow Corp.* 4.875%, 11/01/25	23,942
24,000	Bombardier, Inc.* 7.500%, 12/01/24	25,268
16,000	Catalent Pharma Solutions, Inc.* 4.875%, 01/15/26	16,015
17,000	Covanta Holding Corp.^ 5.875%, 03/01/24	17,422
26,000	Delphi Technologies, PLC* 5.000%, 10/01/25	25,986
26,000	Fly Leasing, Ltd.^ 5.250%, 10/15/24	26,139
5,000	FXI Holdings, Inc.* 7.875%, 11/01/24	4,996
73,000	Golden Nugget, Inc.* 6.750%, 10/15/24	75,561
21,000	Great Lakes Dredge & Dock Corp. 8.000%, 05/15/22	22,118
35,000	H&E Equipment Services, Inc.* 5.625%, 09/01/25	36,345
5,000	Hertz Corp.*^ 7.625%, 06/01/22	5,236
	Icahn Enterprises, LPµ
24,000	6.750%, 02/01/24	25,002
24,000	6.375%, 12/15/25*	24,449
14,000	James Hardie International Finance, Ltd.*^ 4.750%, 01/15/25	14,192
24,000	Jeld-Wen, Inc.* 4.625%, 12/15/25	24,050
13,000	JPW Industries Holding Corp.* 9.000%, 10/01/24	13,678
38,000	Meritor, Inc. 6.250%, 02/15/24	39,947
5,000	Multi-Color Corp.* 4.875%, 11/01/25	5,023
33,000	Navistar International Corp.* 6.625%, 11/01/25	34,645
PRINCIPAL AMOUNT		VALUE
	Park Aerospace Holdings, Ltd.*^
19,000	5.500%, 02/15/24	$18,835
15,000	4.500%, 03/15/23µ	14,468
29,000	Park-Ohio Industries, Inc. 6.625%, 04/15/27	31,137
22,000	Scientific Games International, Inc.*^ 5.000%, 10/15/25	22,066
15,000	Tennant Company* 5.625%, 05/01/25	15,674
2,000	Trident Merger Sub, Inc.* 6.625%, 11/01/25	2,017
5,000	TriMas Corp.* 4.875%, 10/15/25	5,054
	United Continental Holdings, Inc.
278,000	6.375%, 06/01/18	281,390
15,000	4.250%, 10/01/22µ	15,101
38,000	United Rentals North America, Inc.µ 4.875%, 01/15/28	38,033
12,000	Waste Pro USA, Inc.* 5.500%, 02/15/26	12,222
		982,884

	Information Technology (0.1%)
152,000	Alliance Data Systems Corp.* 6.375%, 04/01/20	153,000
27,000	Cardtronics, Inc.* 5.500%, 05/01/25	25,196
23,000	CBS Radio, Inc.* 7.250%, 11/01/24	24,187
24,000	CDK Global, Inc.*µ 4.875%, 06/01/27	24,110
37,000	Clear Channel Worldwide Holdings, Inc.^ 7.625%, 03/15/20	36,593
37,000	CommScope Technologies, LLC* 6.000%, 06/15/25	39,034
104,000	First Data Corp. - Class A*^ 7.000%, 12/01/23	109,833
24,000	Harland Clarke Holdings Corp.* 8.375%, 08/15/22	25,034
21,000	Nuance Communications, Inc.µ 5.625%, 12/15/26	21,766
26,000	TTM Technologies, Inc.* 5.625%, 10/01/25	26,770
21,000	VFH Parent, LLC*^ 6.750%, 06/15/22	22,095
		507,618

	Materials (0.1%)
39,000	AK Steel Corp.^ 6.375%, 10/15/25	38,694
35,000	Alcoa Nederland Holding, BV*µ 7.000%, 09/30/26	38,822
71,000	ArcelorMittal, SAµ 7.500%, 10/15/39	91,723
75,000	Ardagh Packaging Finance, PLC / Ardagh Holdings USA, Inc.* 6.000%, 02/15/25	77,667
19,000	First Quantum Minerals, Ltd.* 7.250%, 04/01/23	20,168
93,000	Freeport-McMoRan, Inc.^ 4.550%, 11/14/24	94,497
14,000	Kinross Gold Corp.*µ 4.500%, 07/15/27	14,122

See accompanying Notes to Schedule of Investments

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
64,000	PBF Holding Company, LLC / PBF Finance Corp. 7.250%, 06/15/25	$67,616
46,000	United States Steel Corp.^ 6.875%, 08/15/25	48,320
2,000	Warrior Met Coal, Inc.* 8.000%, 11/01/24	2,109
		493,738

	Real Estate (0.0%)
1,000	Crescent Communities, LLC/Crescent Ventures, Inc.* 8.875%, 10/15/21	1,065
44,000	MPT Operating Partnership, LP / MPT Finance Corp.µ 5.000%, 10/15/27	43,701
24,000	Starwood Property Trust, Inc.*µ 4.750%, 03/15/25	23,787
		68,553

	Telecommunication Services (0.2%)
18,000	Altice Financing, SA*^ 7.500%, 05/15/26	18,733
	Altice Luxembourg, SA*
14,000	7.750%, 05/15/22	13,440
14,000	7.625%, 02/15/25^	12,866
28,000	Altice US Finance I Corp.*^µ 5.500%, 05/15/26	28,659
1,000	Block Communications, Inc.* 6.875%, 02/15/25	1,045
25,000	CB Escrow Corp.*^ 8.000%, 10/15/25	25,235
91,000	CSC Holdings, LLC*^µ 5.500%, 04/15/27	92,316
94,000	Embarq Corp.µ 7.995%, 06/01/36	91,523
	Frontier Communications Corp.
33,000	9.000%, 08/15/31^	21,578
23,000	8.500%, 04/15/20	22,499
22,000	Hughes Satellite Systems Corp. 6.625%, 08/01/26	23,319
	Intelsat Jackson Holdings, SA
40,000	9.750%, 07/15/25*^	36,912
29,000	7.500%, 04/01/21^	24,791
18,000	8.000%, 02/15/24*	18,923
24,000	Qwest Corp.^ 6.875%, 09/15/33	23,430
11,000	SBA Communications Corp.*^ 4.000%, 10/01/22	10,867
	Sprint Corp.
120,000	7.875%, 09/15/23^	127,071
57,000	7.125%, 06/15/24	57,860
	T-Mobile USA, Inc.
54,000	6.625%, 04/01/23µ	56,141
14,000	4.750%, 02/01/28^	14,062
44,000	United States Cellular Corp.µ 6.700%, 12/15/33	46,594
	Windstream Services, LLC
30,000	8.625%, 10/31/25*	28,068
16,000	7.750%, 10/01/21^	12,108
3,000	7.750%, 10/15/20^	2,574
		810,614

	Utilities (0.0%)
40,000	Dynegy, Inc.*^ 8.125%, 01/30/26	44,123
PRINCIPAL AMOUNT		VALUE
	NGPL PipeCo, LLC*µ
10,000	4.875%, 08/15/27	$10,265
10,000	4.375%, 08/15/22	10,147
	NRG Energy, Inc.
27,000	5.750%, 01/15/28*^	27,065
24,000	6.625%, 01/15/27	25,439
20,000	PPL Capital Funding, Inc.^‡ 4.358%, 03/30/67 3 mo. USD LIBOR + 2.67%	19,887
14,000	Talen Energy Supply, LLC*^ 10.500%, 01/15/26	14,136
24,000	TerraForm Power Operating, LLC* 5.000%, 01/31/28	23,676
		174,738
	TOTAL CORPORATE BONDS	8,252,216

U.S. Government and Agency Securities (0.1%)
418,000	United States Treasury Note^ 1.875%, 05/31/22	407,972

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Purchased Options (0.3%) #
	Financials (0.2%)
2,000	Bank of America Corp.
200,000	Call, 01/18/19, Strike $30.00	890,000

	Industrials (0.1%)
425	Stanley Black & Decker, Inc.
42,500	Call, 01/18/19, Strike $170.00	633,250

	Materials (0.0%)
50	Alcoa Corp.
5,000	Call, 04/20/18, Strike $60.00	5,625

	TOTAL PURCHASED OPTIONS	1,528,875

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $9,953,987)	10,189,063

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (23.2%)
	Energy (2.9%)
61,000	CenterPoint Energy, Inc. (Time Warner, Inc., Charter Communications Time, Inc.)~**§ 3.399%, 09/15/29	4,422,683
86,450	Hess Corp. 8.000%, 02/01/19	5,175,762
55,800	NuStar Energy, LP‡ 8.500%, 12/31/49 3 mo. USD LIBOR + 6.77%	1,407,276
66,000	WPX Energy, Inc. 6.250%, 07/31/18	4,148,760
		15,154,481

See accompanying Notes to Schedule of Investments

Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

NUMBER OF SHARES		VALUE
	Financials (8.3%)
164,000	AMG Capital Trust II~ 5.150%, 10/15/37	$10,348,925
10,675	Bank of America Corp. 7.250%, 12/31/49	13,471,850
17,347	Virtus Investment Partners, Inc. 7.250%, 02/01/20	1,890,823
13,555	Wells Fargo & Company 7.500%, 12/31/49	17,350,400
		43,061,998

	Health Care (6.5%)
22,100	Allergan, PLC 5.500%, 03/01/18	14,314,170
210,225	Anthem, Inc. 5.250%, 05/01/18	12,626,113
103,500	Becton Dickinson and Company 6.125%, 05/01/20	6,491,520
		33,431,803

	Industrials (0.8%)
67,000	Rexnord Corp. 5.750%, 11/15/19	4,109,110

	Real Estate (2.1%)
5,900	Crown Castle International Corp.^ 6.875%, 08/01/20	6,601,156
76,025	Welltower, Inc. 6.500%	4,399,567
		11,000,723

	Utilities (2.6%)
68,875	DTE Energy Company 6.500%, 10/01/19	3,642,351
	NextEra Energy, Inc.
153,385	6.123%, 09/01/19	8,675,455
16,185	6.371%, 09/01/18	1,148,488
		13,466,294

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $119,770,460)	120,224,409

COMMON STOCKS (0.9%)
	Consumer Discretionary (0.0%)
5,995	GameStop Corp. - Class A^	100,776

	Energy (0.7%)
22,650	Enterprise Products Partners, LP	625,593
8,930	Magellan Midstream Partners, LP~	637,513
885	Schlumberger, Ltd.	65,118
328,423	Southwestern Energy Company^#	1,392,516
17,015	Spectra Energy Partners, LP	727,221
4,965	Targa Resources Corp.^	238,320
		3,686,281

	Health Care (0.2%)
4,160	Illumina, Inc.~#	967,782

	TOTAL COMMON STOCKS (Cost $10,434,667)	4,754,839
NUMBER OF SHARES		VALUE

EXCHANGE-TRADED FUND (0.8%)
	Other (0.8%)
108,050	SPDR Barclays Capital High Yield Bond ETF^ (Cost $4,027,380)	$3,965,435

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (0.1%) #
	Consumer Discretionary (0.1%)
45	Priceline Group, Inc.
4,500	Put, 06/15/18, Strike $1,900.00	$522,000

	Materials (0.0%)
50	Alcoa Corp.
5,000	Put, 04/20/18, Strike $50.00	$12,625

	TOTAL PURCHASED OPTIONS (Cost $592,312)	534,625

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENTS (1.4%)
3,688,647	Fidelity Prime Money Market Fund - Institutional Class, 1.51%***	3,689,753
3,680,559	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 1.21%***	3,680,559

	TOTAL SHORT TERM INVESTMENTS (Cost $7,370,312)	7,370,312

TOTAL INVESTMENTS (147.0%) (Cost $750,027,846)		760,353,078

MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-12.4%)		(64,000,000)

LIABILITIES, LESS OTHER ASSETS (-34.6%)		(179,076,592)

NET ASSETS (100.0%)		$517,276,486

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

WRITTEN OPTIONS (-0.1%) #
	Consumer Discretionary (0.0%)
45	Priceline Group, Inc.
4,500	Put, 06/15/18, Strike $1,650.00	(157,275)

	Health Care (-0.1%)
125	Illumina, Inc.
12,500	Call, 03/16/18, Strike $220.00	(205,625)

See accompanying Notes to Schedule of Investments

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
	Information Technology (0.0%)
1,000	Micron Technology, Inc.
100,000	Call, 02/16/18, Strike $50.00	$(18,500)

	Materials (0.0%)
50	Alcoa Corp.
5,000	Put, 04/20/18, Strike $55.00	(26,000)

	TOTAL WRITTEN OPTIONS (Premium $535,556)	(407,400)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^	Security, or portion of security, is on loan.

µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $45,496,721.

‡	Variable rate security. The rate shown is the rate in effect at January 31, 2018.

&	Illiquid security.

@	In default status and considered non-income producing.

~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $5,691,862.

!	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

¤	The synthetic convertible securities strategy combines separate securities that together possess the economic characteristics similar to a convertible security.

**	Step coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at January 31, 2018.

§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.

#	Non-income producing security.

***	The rate disclosed is the 7 day net yield as of January 31, 2018.

FOREIGN CURRENCY ABBREVIATION

CAD	Canadian Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Dynamic Convertible and Income Fund (the “Fund”) was organized as a Delaware statutory trust on March 11, 2014 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on March 27, 2015.

The Fund’s investment strategy is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, at least 80% of the Fund’s managed assets will be invested in convertible securities and income-producing securities, with at least 50% of the Fund’s managed assets invested in convertible securities (including synthetic convertible securities, which are single instruments, or multiple instruments held in concert, that are composed of two or more securities with investment characteristics that, when taken together, resemble those of traditional convertible securities). The Fund may invest up to 50%of its managed assets in securities of foreign issuers, with up to 15% of its managed assets in securities issued by foreign issuers in emerging markets. The Fund may invest up to 20% of its managed assets in high-yield non-convertible bonds (excluding such securities held to create synthetic convertible securities). “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Significant Accounting Policies. The schedule of investments have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at January 31, 2018 was as follows*:

Cost basis of investments	$749,492,290
Gross unrealized appreciation	51,031,306
Gross unrealized depreciation	(40,577,918)
Net unrealized appreciation (depreciation)	$10,453,388

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Note 3 – Mandatory Redeemable Preferred Shares

On September 6, 2017, the Fund issued 2,560,000 mandatory redeemable preferred shares (“MRPS”) with an aggregate liquidation preference of $64.0 million. Offering costs incurred by the Fund in connection with the MRPS issuance are aggregated with the outstanding liability and are being amortized to Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares over the respective life of each series of MRPS and shown in the Statement of Operations.

The MRPS are divided into three series with different mandatory redemption dates and dividend rates. The table below summarizes the key terms of each series of the MRPS at January 31, 2018.

Series	Term Redemption Date	Dividend Rate	Shares (000’s)	Liquidation Preference Per Share	Aggregate Liquidation Preference
Series A	9/06/22	3.70%	850	$25	$21,250,000
Series B	9/06/24	4.00%	850	$25	$21,250,000
Series C	9/06/27	4.24%	860	$25	$21,500,000
				Total	$64,000,000

The MRPS are not listed on any exchange or automated quotation system. The MRPS are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the MRPS, is recorded as a liability in the Statements of Assets and Liabilities net of deferred offering costs. The MRPS are categorized as Level 2 within the fair value hierarchy.

Holders of MRPS are entitled to receive monthly cumulative cash dividends payable on the first business day of each month. The MRPS currently are rated “AA” by Fitch Ratings, Inc. (“Fitch”). If on the first day of a monthly dividend period the MRPS of any class are rated lower than “A” by Fitch (or lower than the equivalent of such rating by any other rating agency providing a rating pursuant to the request of the Fund), the dividend rate for such period shall be increased by 0.5%, 2.0% or 4.0% according to an agreed upon schedule. The MRPS’ dividend rate is also subject to increase during periods when the Fund has not made timely payments to MRPS holders and/or the MRPS do not have a current credit rating, subject to various terms conditions. Dividends accrued and paid to the shareholders of MRPS are included in “Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares” with the Statement of Operations.

The MRPS rank junior to the Fund’s borrowings under the SSB Agreement and senior to the Fund’s outstanding common stock. The Fund may, at its option, subject to various terms and conditions, redeem the MRPS, in whole or in part, at the liquidation preference amount plus all accumulated but unpaid dividends, plus a make whole premium equal to the discounted value of the remaining scheduled payments. Each class of MRPS is subject to mandatory redemption on the term redemption date specified in the table above. Periodically, the Fund is subject to an overcollateralization test based on applicable rating agency criteria (the “OC Test”) and an asset coverage test with respect to its outstanding senior securities (the “AC Test”). The Fund may be required to redeem MRPS before their term redemption date if it does not comply with one or both tests. So long as any MRPS are outstanding, the Fund may not declare, pay or set aside for payment cash dividends or other distributions on shares of its common stock unless (1) the Fund has satisfied the OC Test on at least one testing date in the preceding 65 days, (2) immediately after such transaction, the Fund would comply with the AC Test, (3) full cumulative dividends on the MRPS due on or prior to the date of such transaction have been declared and paid and (4) the Fund has redeemed all MRPS required to have been redeemed on such date or has deposited funds sufficient for such redemption, subject to certain grace periods and exceptions.

Except as otherwise required pursuant to the Fund’s governing documents or applicable law, the holders of the MRPS have one vote per share and vote together with the holders of common stock of the Fund as a single class except on matters affecting only the holders of MRPS or the holders of common stock. Pursuant to the 1940 Act, holders of the MRPS have the right to elect at least two trustees of the Fund, voting separately as a class. Except during any time when the Fund has failed to make a dividend or redemption payment in respect of MRPS outstanding, the holders of MRPS have agreed to vote in accordance with the recommendation of the board of trustees on any matter submitted to them for their vote or to the vote of shareholders of the Fund generally.

Note 4 – Fair Value Measurement

Various inputs are used to determine the value of the Fund’s investments. These inputs are categorized into three broad levels as follows:

●	Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

●	Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

●	Level 3 – Prices reflect unobservable market inputs (including the Fund’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Fund’s investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period.

The following is a summary of the inputs used in valuing the Fund’s holdings at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$110,324,486	$—	$110,324,486
Convertible Bonds	—	495,013,816	—	495,013,816
U.S. Government and Agency Securities	—	5,448,092	—	5,448,092
Bank Loans	—	2,528,001	—	2,528,001
Synthetic Convertible Securities (Corporate Bonds)	—	8,252,216	—	8,252,216
Synthetic Convertible Securities (Purchased Options)	1,528,875	—	—	1,528,875
Synthetic Convertible Securities (U.S. Government and Agency Security)	—	407,972	—	407,972
Convertible Preferred Stocks	101,810,450	18,413,959	—	120,224,409
Common Stocks U.S.	4,754,839	—	—	4,754,839
Exchange-Traded Funds	3,965,435	—	—	3,965,435
Purchased Options	534,625	—	—	534,625
Short Term Investments	7,370,312	—	—	7,370,312
TOTAL	$119,964,536	$640,388,542	$—	$760,353,078
Liabilities:
Written Options	$407,400	$—	$—	$407,400
TOTAL	$407,400	$—	$—	$407,400

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Dynamic Convertible and Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 8, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Dynamic Convertible and Income Fund

By:	/s/ John P. Calamos, sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 8, 2018

By:	/s/ Curtis Holloway
Name:	Curtis Holloway
Title:	Principal Financial Officer
Date:	March 8, 2018